Receivables - Investment in Impaired Receivables (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Retail [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	$ 195	$ 179
Recorded Investment, Total	358	317
Unpaid Principal Balance, Total	356	316
Average recorded investment, Total	363	325
Retail [Member] | NAFTA [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	22	18
With an allowance recorded, Recorded Investment	42	31
With an allowance recorded, Unpaid Principal Balance	40	30
With an allowance recorded, Average recorded investment	45	31
Retail [Member] | EMEA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	112	90
With no related allowance recorded, Unpaid Principal Balance	112	90
Related Allowance, Total	153	143
With no related allowance recorded, Average recorded investment	104	74
With an allowance recorded, Recorded Investment	164	171
With an allowance recorded, Unpaid Principal Balance	164	171
With an allowance recorded, Average recorded investment	173	195
Retail [Member] | LATAM [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	18	17
With an allowance recorded, Recorded Investment	38	23
With an allowance recorded, Unpaid Principal Balance	38	23
With an allowance recorded, Average recorded investment	39	23
Retail [Member] | APAC [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	2	1
With an allowance recorded, Recorded Investment	2	2
With an allowance recorded, Unpaid Principal Balance	2	2
With an allowance recorded, Average recorded investment	2	2
Wholesale [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	172	149
Recorded Investment, Total	496	491
Unpaid Principal Balance, Total	487	483
Average recorded investment, Total	488	460
Wholesale [Member] | NAFTA [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	2	4
With an allowance recorded, Recorded Investment	34	44
With an allowance recorded, Unpaid Principal Balance	34	43
With an allowance recorded, Average recorded investment	38	46
Wholesale [Member] | EMEA [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	153	131
With an allowance recorded, Recorded Investment	435	420
With an allowance recorded, Unpaid Principal Balance	435	420
With an allowance recorded, Average recorded investment	420	378
Wholesale [Member] | LATAM [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	17	12
With an allowance recorded, Recorded Investment	27	22
With an allowance recorded, Unpaid Principal Balance	18	15
With an allowance recorded, Average recorded investment	27	18
Wholesale [Member] | APAC [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total		2
With an allowance recorded, Recorded Investment		5
With an allowance recorded, Unpaid Principal Balance		5
With an allowance recorded, Average recorded investment	$ 3	$ 18